Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 2,076,972	$ 6,509,905
Denominator:
Weighted average ordinary shares outstanding—basic	9,971,709	20,870,383
Weighted average ordinary shares outstanding—diluted	9,971,709	20,870,383
Net income per ordinary share—basic	$ 0.21	$ 0.31
Net income per ordinary share—diluted	$ 0.21	$ 0.31
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 1,091,421	$ 1,634,464
Denominator:
Weighted average ordinary shares outstanding—basic	5,240,000	5,240,000
Weighted average ordinary shares outstanding—diluted	5,240,000	5,240,000
Net income per ordinary share—basic	$ 0.21	$ 0.31
Net income per ordinary share—diluted	$ 0.21	$ 0.31